Pay vs Performance Disclosure - USD ($)	12 Months Ended			36 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

In August 2022, the SEC adopted final rules requiring companies to disclose information about the relationship between executive compensation actually paid and the company's financial performance. The information below is provided pursuant to Item 402(v) of SEC Regulation S-K with respect to "smaller reporting companies" as that term is defined at Item 10(f)(1) of SEC Regulation S-K.

(a)	(b) Summary Comp Table Total for PEO	(c) Comp. Actually Paid to PEO	(d) Average Summary Comp. Table for Non-PEO NEOs	(e) Average Comp. Actually Paid to Non-PEO NEOs	(f) Value of Initial Fixed $100 Investment Based On Total Shareholder Return	(g) Net
Year	($) (1)	($) (2)	($) (3)	($) (4)	($) (5)	Income (Loss)
2023	$699,000	$699,000	$443,000	$443,000	$10.34	$(4,384,000)
2024	$502,000	$502,000	$357,000	$357,000	$4.40	$(4,043,000)
2025	$747,500	$747,500	$465,000	$465,000	$2.05	$(6,355,000)

(1)	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Holst, our Chief Executive Officer, for each corresponding year in the "Total" column of the Summary Compensation Table. See "Executive Compensation Summary Compensation Table." Amounts for 2023 are as reported in the Summary Compensation Table included in the Company's proxy statement for its 2025 annual meeting of stockholders.
(2)	The dollar amounts reported in column (c) represent the amount of "compensation actually paid" to Mr. Holst, as computed in accordance with Item 402(v)(2)(iii) of Regulation S-K, which prescribes certain specified additions and subtractions from the amount in column (b). No equity awards were granted to, vested for, or held by Mr. Holst during 2023, 2024, or 2025. Accordingly, no adjustments were required, and compensation actually paid equals the Summary Compensation Table total for each year.
(3)	The dollar amounts reported in column (d) represent the average amounts reported for the Company's named executive officers as a group, excluding Mr. Holst, in the "Total" column of the Summary Compensation Table for each applicable year. Mr. Clark is the only named executive officer, other than Mr. Holst, included in the average for each of 2023, 2024, and 2025. Amounts for 2023 are as reported in the Summary Compensation Table included in the Company's proxy statement for its 2025 annual meeting of stockholders.
(4)	The dollar amounts reported in column (e) represent the average amount of "compensation actually paid" to the named executive officers as a group, excluding Mr. Holst, as computed in accordance with Item 402(v)(2)(iii) of Regulation S-K, which prescribes certain specified additions and subtractions from the amount in column (d). No equity awards were granted to, vested for, or held by Mr. Clark during 2023, 2024, or 2025. Accordingly, no adjustments were required, and compensation actually paid equals the Summary Compensation Table total for each year.
(5)	Total stockholder return is calculated in accordance with Item 201(e) of Regulation S-K and assumes an initial fixed investment of $100 in our Common Stock at the market close on December 30, 2022, the last trading day of 2022, with any dividends reinvested. Stock prices have been adjusted for the 1-for-15 and 1-for-40 reverse stock splits effective January 3, 2023 and August 23, 2024, respectively.
(6)	The dollar amounts reported in column (g) represent the amount of net income (loss) reflected in the Company's audited consolidated financial statements for the applicable year.

PEO Total Compensation Amount	$ 747,500	$ 502,000	$ 699,000
PEO Actually Paid Compensation Amount	747,500	502,000	699,000
Non-PEO NEO Average Total Compensation Amount	465,000	357,000	443,000
Non-PEO NEO Average Compensation Actually Paid Amount	465,000	357,000	443,000
Total Shareholder Return Amount	2.05	4.4	10.3
Net Income (Loss)	$ (6,355,000)	$ (4,043,000)	$ (4,384,000)
PEO Name				Mr. Holst